UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     April 22, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $69,589 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      377     7900 SH       SOLE                        0     7900        0
ACCENTURE LTD BERMUDA          CL A             G1150G111      991    36050 SH       SOLE                        0    36050        0
AEROPOSTALE                    COM              007865108      466    17550 SH       SOLE                        0    17550        0
AMERICAN INTL GROUP INC        COM              026874107       12    11522 SH       SOLE                        0    11522        0
AT&T INC                       COM              00206R102      431    17101 SH       SOLE                        0    17101        0
BP PLC                         SPONSORED ADR    055622104      294     7335 SH       SOLE                        0     7335        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      681    19100 SH       SOLE                        0    19100        0
CELGENE CORP                   COM              151020104      333     7500 SH       SOLE                        0     7500        0
CERNER CORP                    COM              156782104     3285    74700 SH       SOLE                        0    74700        0
CISCO SYS INC                  COM              17275R102     3910   233152 SH       SOLE                        0   233152        0
CONOCOPHILLIPS                 COM              20825C104      689    17588 SH       SOLE                        0    17588        0
DANAHER CORP DEL               COM              235851102      423     7800 SH       SOLE                        0     7800        0
DEVON ENERGY CORP NEW          COM              25179M103      620    13875 SH       SOLE                        0    13875        0
EATON CORP                     COM              278058102     1726    46830 SH       SOLE                        0    46830        0
EV3 INC                        COM              26928A200     1353   190525 SH       SOLE                        0   190525        0
EXXON MOBIL CORP               COM              30231G102     3448    50636 SH       SOLE                        0    50636        0
GENERAL ELECTRIC CO            COM              369604103      520    51452 SH       SOLE                        0    51452        0
ILLINOIS TOOL WKS INC          COM              452308109     2162    70075 SH       SOLE                        0    70075        0
INTEL CORP                     COM              458140100      661    44007 SH       SOLE                        0    44007        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      242     2494 SH       SOLE                        0     2494        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      970    10170 SH       SOLE                        0    10170        0
JOHNSON & JOHNSON              COM              478160104     2044    38863 SH       SOLE                        0    38863        0
JOS A BANK CLOTHIERS INC       COM              480838101     2351    84523 SH       SOLE                        0    84523        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     1328   259910 SH       SOLE                        0   259910        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2358    34780 SH       SOLE                        0    34780        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       37    40000 SH       SOLE                        0    40000        0
LOWES COS INC                  COM              548661107     2874   157470 SH       SOLE                        0   157470        0
MEDTRONIC INC                  COM              585055106     2521    85560 SH       SOLE                        0    85560        0
MICROSOFT CORP                 COM              594918104     2857   155552 SH       SOLE                        0   155552        0
NIKE INC                       CL B             654106103     2112    45035 SH       SOLE                        0    45035        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      161    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     1080    46175 SH       SOLE                        0    46175        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509       83    14800 SH       SOLE                        0    14800        0
PENN WEST ENERGY TR            TR UNIT          707885109      112    11800 SH       SOLE                        0    11800        0
PEPSICO INC                    COM              713448108     4802    93278 SH       SOLE                        0    93278        0
PROCTER & GAMBLE CO            COM              742718109     3450    73264 SH       SOLE                        0    73264        0
SPDR GOLD TRUST                GOLD SHS         78463V107      393     4350 SH       SOLE                        0     4350        0
SYSCO CORP                     COM              871829107     3095   135765 SH       SOLE                        0   135765        0
TARGET CORP                    COM              87612E106      545    15860 SH       SOLE                        0    15860        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4640   103005 SH       SOLE                        0   103005        0
TRAVELERS COMPANIES INC        COM              89417E109     3094    76128 SH       SOLE                        0    76128        0
UNITED TECHNOLOGIES CORP       COM              913017109     2516    58530 SH       SOLE                        0    58530        0
VERIZON COMMUNICATIONS INC     COM              92343V104      463    15347 SH       SOLE                        0    15347        0
WALGREEN CO                    COM              931422109      231     8900 SH       SOLE                        0     8900        0
WELLS FARGO & CO NEW           COM              949746101     1653   116062 SH       SOLE                        0   116062        0
ZIMMER HLDGS INC               COM              98956P102     1195    32750 SH       SOLE                        0    32750        0